Investment Objectives and Goals - Acruence Active Hedge U.S. Equity ETF	Jul. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Acruence Active Hedge U.S. Equity ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Acruence Active Hedge U.S. Equity ETF (the “Fund”) seeks capital appreciation with reduced volatility as compared to the S&P 500 Index (the “S&P 500”).